ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	2011	2012	2012
	RUR	RUR	$
Trade receivables	1,335	1,842	60.7
Allowance for doubtful accounts	(89)	(75)	(2.5)

Total accounts receivable, net	1,246	1,767	58.2

Schedule of movements in the allowance for doubtful accounts

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	40	64	89	2.9
Charges to expenses	24	25	17	0.6
Utilization	—	—	(31)	(1.0)

Balance at the end of the period	64	89	75	2.5